Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	$ 5,056	$ 10,406	$ (3,431)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	18	362	(302)
Cost of Service [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	(3,446)	4,666	(1,548)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	(432)	1,136	(319)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	(821)	1,276	(518)
Interest and Other Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	9,080	4,145	(1,250)
Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Losses) Gains Recognized in Income	$ 657	$ (1,179)	$ 506